Goodwill and Intangible Assets, Net - Schedule of the Goodwill and the Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Goodwill and the Intangible Assets [Line Items]
Professional Services	$ 2,804	$ 2,523
ALD Software	3,407
Dstorm	6,211
Patents [Member]
Schedule of the Goodwill and the Intangible Assets [Line Items]
Professional Services	6
ALD Software
Dstorm	6
Goodwill [Member]
Schedule of the Goodwill and the Intangible Assets [Line Items]
Professional Services	1,874	$ 12,735
ALD Software
Dstorm	1,874
Customer relationship, suppliers Relationship and backlog [Member]
Schedule of the Goodwill and the Intangible Assets [Line Items]
Professional Services	924
ALD Software	3,407
Dstorm	$ 4,331